Property, Plant and Equipment - Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment - Assets Subject to Operating Leases (Detail) - TWD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 423	$ 434
Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	107	115
Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	82	95
Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	62	75
Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	55	53
Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	39	38
Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	78	58
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	2,353	2,335
Property, plant and equipment subject to operating leases [member] | Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	371	347
Property, plant and equipment subject to operating leases [member] | Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	301	288
Property, plant and equipment subject to operating leases [member] | Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	210	231
Property, plant and equipment subject to operating leases [member] | Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	159	164
Property, plant and equipment subject to operating leases [member] | Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	135	125
Property, plant and equipment subject to operating leases [member] | Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 1,177	$ 1,180